Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Balance at beginning of year	$ 8.8
Tax positions taken during prior periods	2.8	(0.1)
Tax positions taken during current period		(2.5)
Lapse of applicable statute of limitations	(8.6)	(6.9)
Balance at end of year	3.0	8.8
Predecessor [Member]
Balance at beginning of year			18.3
Balance at end of year			$ 18.3